The Company	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
The Company

1 The Company

NXP Semiconductors N.V. (including our subsidiaries, referred to collectively herein as “NXP”, “NXP Semiconductors”, “we”, “our”, “us” and the “Company”) is a global semiconductor company incorporated in the Netherlands as a Dutch public company with limited liability (naamloze vennootschap). We provide leading High Performance Mixed Signal and, up to February 6, 2017, Standard Product solutions that leverage our deep application insight and our technology and manufacturing expertise in radio frequency, analog, power management, interface, security and digital processing products. Our product solutions are used in a wide range of application areas including: automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer, computing and software solutions for mobile phones.

On December 6, 2018, NXP B.V., together with NXP Funding LLC, issued $1 billion of 4.875% Senior Unsecured Notes due March 1, 2024, $500 million of 5.350% Senior Unsecured Notes due March 1, 2026 and $500 million of 5.550% Senior Unsecured Notes due December 1, 2028. NXP used a portion of the net proceeds from the offering of these notes to repay the Bridge Loan, as described below. NXP intends to use the remaining proceeds for general corporate purposes, which may include the repurchase of additional shares of its stock.

On September 19, 2018, NXP B.V., together with NXP Funding LLC, entered into a $1 billion senior unsecured bridge term credit facility agreement under which an aggregate principal amount of $1 billion of term loans (the “Bridge Loan”) was borrowed. The Bridge Loan was to mature on September 18, 2019 and the interest at a LIBOR rate plus an applicable margin of 1.5 percent. NXP used the net proceeds of the Bridge Loan for general corporate purposes as well as to finance a portion of its announced equity buy-back program. On December 6, 2018, the Bridge Loan was repaid in full, as described above.

On September 10, 2018, NXP announced the initiation of a Quarterly Dividend Program under which the Company will pay a regular quarterly cash dividend. Accordingly, interim dividends of $0.25 per ordinary share were paid on October 5, 2018 and January 7, 2019.

On July 26, 2018, NXP received notice from Qualcomm Incorporated (“Qualcomm”) that Qualcomm had terminated, effective immediately, the purchase agreement between NXP and an affiliate of Qualcomm following the inability to obtain the required approval for the transaction from the State Administration for Market Regulation (SAMR) of the People’s Republic of China prior to the end date stipulated by the parties under the purchase agreement.

On July 26, 2018, NXP received $2 billion in termination compensation per the terms of the purchase agreement. Effective July 26, 2018, subsequent to the termination of the Purchase Agreement, the board of directors of NXP, as authorized by its annual general meeting of shareholders on June 22, 2018 (the “June 2018 AGM”), authorized the repurchase of $5 billion of the Company’s stock. Using the same authorization by the June 2018 AGM, the Board of Directors of NXP authorized the additional repurchase of approximately 15 million shares effective November 1, 2018. As of year-end 2018, NXP repurchased 54.4 million shares, for a total of approximately $5 billion. On November 16, 2018, the Company, as authorized by its June 2018 AGM, cancelled 5% (representing 17,300,143 shares) of the issued number of NXP shares. As a result, the number of issued NXP shares as per November 16, 2018 is 328,702,719 shares.

On June 14, 2016, NXP announced an agreement to divest its Standard Products (“SP”) business to a consortium of financial investors consisting of Beijing JianGuang Asset Management Co., Ltd (“JAC Capital”) and Wise Road Capital LTD (“Wise Road Capital”). On February 6, 2017, we divested SP (subsequently named “Nexperia”), receiving $2.6 billion in cash proceeds, net of cash divested.